Note 6 - Debt (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Maturities of Long-Term Debt [Table Text Block]
Fiscal years ending March 31:
2026	$3,684
2027	3,684
2028	3,684
2029	3,684
2030	3,684
Thereafter	5,524
Total minimum payment required	23,944
Less interest	3,888
Total finance obligation	20,056
Amount due within one year	2,635
Finance obligation, less current portion	$17,421
Fiscal years ending March 31:
2026	$96,000
2027	15,000
2028	238,500
2029	-
2030	1,000
Total	$350,500

Schedule of Long-Term Debt Instruments [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Revolving credit facility	$1,000	$237,225

Term loans
Term Loan A-1
Outstanding principal	81,000	85,000
Unamortized debt issuance costs	(5)	(37)
Term Loan A-1, net	80,995	84,963

Term Loan A-2
Outstanding principal	268,500	283,500
Unamortized debt issuance costs	(673)	(902)
Term Loan A-2, net	267,827	282,598

Total long-term debt	349,822	604,786
Less current portion	96,000	19,000
Long-term debt, less current portion	$253,822	$585,786

Schedule of Line of Credit Facilities [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Outstanding borrowings	$1,000	$237,225
Interest rate	5.83%	6.93%
	Fiscal Year:
	2025	2024
Maximum amount of borrowings drawn during the period	$233,063	$290,968
Average outstanding borrowings	$124,606	$162,780
Weighted average interest rate	6.86%	6.78%